Litigation	6 Months Ended
Jun. 30, 2011
Litigation.
Litigation
Note 29 Litigation
The Group is involved in a number of judicial, regulatory and arbitration proceedings concerning matters arising in connection with the conduct of its businesses. The Group’s material judicial, regulatory and arbitration proceedings, related provisions and estimate of the aggregate range of reasonably possible losses that are not covered by existing provisions are described in Note 37 – Litigation in V – Consolidated financial statements – Credit Suisse Group in the Credit Suisse Annual Report 2010 and updated in quarterly reports and below. Some of these actions have been brought on behalf of various classes of claimants and seek damages of material and/or indeterminate amounts.

The Group accrues litigation provisions (including fees and expenses of external lawyers and other service providers) in connection with certain judicial, regulatory and arbitration proceedings when reasonably possible losses, additional losses or ranges of loss are probable and reasonably estimable. The Group reviews its judicial, regulatory and arbitration proceedings each quarter to determine the adequacy of its litigation provisions and may increase or release provisions based on management’s judgment and the advice of counsel. Further provisions or releases of litigation provisions may be necessary in the future as developments in such litigation, claims or proceedings warrant.

It is inherently difficult to determine whether a loss is probable or even reasonably possible or to estimate the amount of any loss or loss range for many of these matters. In presenting the condensed consolidated financial statements, management makes estimates regarding the outcome of these matters, records a provision and takes a charge to income when losses with respect to such matters are probable and can be reasonably estimated. Estimates, by their nature, are based on judgment and currently available information and involve a variety of factors, including, but not limited to, the type and nature of the litigation, claim or proceeding, the progress of the matter, the advice of legal counsel, the Group’s defenses and its experience in similar cases or proceedings, as well as its assessment of matters, including settlements, involving other defendants in similar or related cases or proceedings. Factual and legal determinations must be made before a loss, additional losses or ranges of loss can be reasonably estimated for any proceeding or matter.

Most matters pending against the Group seek damages of an indeterminate amount. While certain matters specify the damages claimed, such claimed amount may not represent reasonably possible losses. The Group does not believe that it can estimate an aggregate range of reasonably possible losses for certain of its proceedings because of the complexity of the proceedings, the novelty of some of the claims, the early stage of the proceedings and limited amount of discovery that has occurred and/or other factors.

In 2Q11, the Group recorded net litigation provisions of CHF 69 million, primarily in Investment Banking and Corporate Center. After taking into account its litigation provisions, the Group believes, based on currently available information and advice of counsel, that the results of its proceedings, in the aggregate, will not have a material adverse effect on the Group’s financial condition. However, in light of the uncertainties involved in such proceedings, the ultimate resolution of such proceedings may exceed current litigation provisions and any excess may be material to operating results for any particular period, depending, in part, upon the operating results for such period.

US tax matter
Credit Suisse has been responding to subpoenas and other requests for information from the Department of Justice (DOJ), SEC and other authorities involving historical Private Banking services provided on a cross-border basis to US persons. US authorities are investigating possible violations of US tax and securities laws. In particular, the DOJ is investigating whether US clients violated their US tax obligations and whether Credit Suisse and certain of its employees assisted such clients. The SEC is investigating whether certain of our relationship managers triggered obligations for Credit Suisse or the relationship managers in Switzerland to register with the SEC as a broker-dealer or investment advisor. A limited number of current or former employees have been indicted or arrested for alleged conduct while employed at Credit Suisse or other financial institutions. Credit Suisse has received a grand jury target letter from the DOJ. We understand that certain US authorities are also investigating other Swiss and non-US financial institutions. We have been conducting an internal investigation and, subject to Swiss legal obligations, are cooperating with the authorities to resolve these matters.

NCFE-related litigation
On April 12, 2011, the US District Court for the Southern District of Ohio (SDO) granted the summary judgment motion of Credit Suisse Securities (USA) LLC (CSS LLC) and an affiliate to dismiss the action filed by the trust created through the National Century Financial Enterprises, Inc. and its affiliates (NCFE) bankruptcy plan. The trust filed a motion with the SDO to reconsider that decision on May 11, 2011. CSS LLC and an affiliate filed an opposition to that motion on May 19, 2011. On June 24, 2011, CSS LLC and its affiliates agreed in principle to settle this action and the action filed by the trust and another trust created in NCFE's bankruptcy in the US Bankruptcy Court for the Southern District of Ohio (objecting to the proofs of claim filed by CSS LLC and its affiliates in NCFE's bankruptcy and seeking disgorgement of amounts previously distributed to CSS LLC and its affiliates under the bankruptcy plan). The agreement in principle with the trusts is subject to the execution of formal settlement documentation and is covered by existing provisions.

Mortgage-related matters
Class action litigations
In June 2011, the US District Court for the Southern District of New York (SDNY) allowed additional RMBS investors to intervene as plaintiffs in the In re IndyMac Mortgage-Backed Securities Litigation class action for the purpose of asserting certain claims related to an additional USD 1.7 billion of IndyMac RMBS offerings underwritten by CSS LLC. As a result, the proportional share of IndyMac RMBS at issue for which CSS LLC served as underwriter increased to approximately USD 3.0 billion (approximately 37% of USD 8.1 billion at issue across all banks).

Individual Investor Actions
CSS LLC and certain of its affiliates were named among the defendants in three new individual investor actions: one action brought by the Federal Home Loan Bank of Boston in Massachusetts state court related to approximately USD 423 million of RMBS at issue (approximately 7% of USD 5.9 billion at issue against all banks); and two actions brought by The Union Central Life Insurance Company and certain of its affiliates in the SDNY related to approximately USD 71 million of RMBS at issue (approximately 36% of USD 199 million at issue against all banks).

Monoline insurer disputes
In the two litigations brought against CSS LLC and certain of its affiliates by monoline insurers related to claims that loans underlying the insured transactions breach certain representations and warranties, the New York state court dismissed both of the monoline insurer plaintiffs’ fraudulent inducement claims against CSS LLC and its affiliates. Plaintiffs are requesting reconsideration by the court.

Auction Rate Securities
On March 31, 2011, the US District Court for the Eastern District of New York denied in part, and granted in part, the Group's motion to dismiss the original complaint of ST Microelectronics (ST), alleging violations of the federal securities laws and various common law causes of action relating to the ARS portfolio, and granted ST's motion to file an amended complaint in the action. On June 2, 2011, the US Court of Appeals for the Second Circuit affirmed the SDNY's confirmation of ST's FINRA arbitration award against CSS LLC (except to the extent that the SDNY failed to credit against the amount of the award USD 75 million received by ST from the sale of certain of the ARS and to reduce the amount of interest owed by CSS LLC accordingly). On June 8, 2011, CSS LLC, the Group and ST settled these cases. Pursuant to the settlement, CSS LLC and the Group paid ST USD 357 million and received the ARS positions and interest in ST's CSS LLC account as of the settlement date. Substantially all of the settlement amount was covered by existing provisions.

ADR litigation

On July 18, 2011, the SDNY granted final approval of the settlement among the Group, certain of its executives and a plaintiff class of purchasers of Group ADRs on the New York Stock Exchange and US purchasers of Group common shares on foreign exchanges, and dismissed with prejudice the entire action.